Fair value measurement - Reconciliation of fair value measurements (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Fair value measurement
Beginning Balance		₨ 10,172,727
Ending Balance	$ 96,131	7,247,216	₨ 10,172,727
Level 1 and 3
Fair value measurement
Beginning Balance		1,573,802	2,819,331
Advance paid towards final payment			(200,000)
Charge to profit or loss		(390,101)	(1,181,911)
Effects of movements in foreign exchange rates		34,565	136,382
Ending Balance		1,218,266	1,573,802
Ordinary Warrants | Level 1 and 3 | Macquarie Corporate Holdings Pty Limited
Fair value measurement
Beginning Balance		94	84
Charge to profit or loss		(92)	5
Effects of movements in foreign exchange rates			5
Ending Balance		2	94
Quoted Warrants | Level 1 and 3
Fair value measurement
Beginning Balance		383,699	1,914,520
Charge to profit or loss			(1,667,198)
Effects of movements in foreign exchange rates		34,565	136,377
Ending Balance		418,264	383,699
Liability for acquisition of business | Level 1 and 3
Fair value measurement
Beginning Balance		1,190,009	904,727
Advance paid towards final payment			(200,000)
Charge to profit or loss		(390,009)	485,282
Ending Balance		₨ 800,000	₨ 1,190,009